Income Taxes	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Income before income taxes was derived from the following sources:

	2013	2012	2011
United States	$653,622	$810,150	$681,910
Foreign	657,379	766,548	731,811
	$1,311,001	$1,576,698	$1,413,721

Income taxes include the following:

	2013	2012	2011
Federal
Current	$167,350	$255,991	$121,292
Deferred	26,523	(48,252)	34,136
Foreign
Current	176,739	191,167	193,064
Deferred	(28,472)	(29)	(24,229)
State and local
Current	19,496	30,500	21,500
Deferred	581	(8,171)	10,808
	$362,217	$421,206	$356,571

A reconciliation of the Company's effective income tax rate to the statutory Federal rate follows:

	2013	2012	2011
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	1.0	0.9	1.8
Foreign tax rate difference	(5.8)	(5.8)	(8.7)
Cash surrender value of life insurance	(0.7)	0.1	(0.9)
Federal manufacturing deduction	(1.0)	(1.6)	(0.9)
Research tax credit	(1.1)	(0.4)	(1.1)
Other	0.2	(1.5)	—
Effective income tax rate	27.6%	26.7%	25.2%

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of assets and liabilities. The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2013	2012
Retirement benefits	$535,260	$751,676
Other liabilities and reserves	113,257	134,358
Long-term contracts	26,714	27,726
Stock-based incentive compensation	59,274	70,129
Loss carryforwards	286,180	175,571
Unrealized currency exchange gains and losses	14,639	9,057
Inventory	15,570	18,535
Foreign tax credit carryforward	25,195	19,079
Depreciation and amortization	(527,860)	(480,791)
Valuation allowance	(273,413)	(176,079)
Net deferred tax asset	$274,816	$549,261
Change in net deferred tax asset:
Provision for deferred tax	$1,368	$56,452
Items of other comprehensive (loss)	(194,746)	319,352
Acquisitions and other	(81,067)	(16,160)
Total change in net deferred tax	$(274,445)	$359,644

At June 30, 2013, the Company had recorded deferred tax assets of $286,180 resulting from $1,012,448 in loss carryforwards. A valuation allowance of $256,124 related to the loss carryforwards has been established due to the uncertainty of realizing certain deferred tax assets. Of this valuation allowance, $244,484, relates to non-operating entities whose loss carryforward utilization is considered to be remote. Some of the loss carryforwards can be carried forward indefinitely; others can be carried forward from three to 20 years.
Provision has not been made for additional U.S. or foreign taxes on undistributed earnings of certain international operations as those earnings will continue to be reinvested. It is not practicable to estimate the additional taxes, including applicable foreign withholding taxes, that might be payable on the eventual remittance of such earnings. Accumulated undistributed earnings of foreign operations reinvested in their operations amounted to approximately $2,700,000 at June 30, 2013.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
Balance July 1	$109,735	$81,156	$82,089
Additions for tax positions related to current year	10,285	66,500	8,398
Additions for tax positions of prior years	10,719	11,047	10,015
Reductions for tax positions of prior years	(20,683)	(23,456)	(15,060)
Reductions for settlements	(4,266)	(23,434)	(7,133)
Reductions for expiration of statute of limitations	(437)	(1,636)	—
Effect of foreign currency translation	2,087	(442)	2,847
Balance June 30	$107,440	$109,735	$81,156

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $60,876, $61,601 and $78,754 as of June 30, 2013, 2012 and 2011, respectively. If recognized, a significant portion of the gross unrecognized tax benefits as of June 30, 2013 would be offset against an asset currently recorded in the Consolidated Balance Sheet. The accrued interest related to the gross unrecognized tax benefits, excluded from the amounts above, was $5,184, $3,676 and $11,331 as of June 30, 2013, 2012 and 2011, respectively.
The Company and its subsidiaries file income tax returns in the United States and in various foreign jurisdictions. In the normal course of business, the Company's tax returns are subject to examination by taxing authorities throughout the world. The Company is no longer subject to examinations of its federal income tax returns by the United States Internal Revenue Service for fiscal years through 2010. All significant state, local and foreign tax returns have been examined for fiscal years through 2003. The Company does not anticipate that, within the next twelve months, the total amount of unrecognized tax benefits will significantly change due to the settlement of examinations and the expiration of statute of limitations.